UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 90.2%
Czech Republic — 0.8%
30,025	CEZ AS (Utilities)	$1,553,879

Denmark — 1.9%
37,922	Carlsberg A/S Class B (Food, Beverage & Tobacco)	3,725,016

France — 9.5%
23,276	Air Liquide SA (Materials)	3,197,264
73,316	EDF SA (Utilities)	2,784,864
95,965	GDF Suez SA (Utilities)	3,138,145
32,767	Remy Cointreau SA (Food, Beverage & Tobacco)	2,924,040
74,106	Safran SA (Capital Goods)	3,080,477
70,355	Total SA (Energy)	3,802,574

		18,927,364

Germany — 6.3%
66,500	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,320,018
40,898	HeidelbergCement AG (Materials)	2,249,281
42,409	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)(a)	2,859,108
36,703	Kabel Deutschland Holding AG (Media)*	2,065,906

		12,494,313

Hong Kong — 3.5%
472,000	Hang Lung Properties Ltd. (Real Estate)	1,740,928
275,500	Lifestyle International Holdings Ltd. (Retailing)	899,739
706,000	Sands China Ltd. (Consumer Services)*	2,124,890
140,000	Sun Hung Kai Properties Ltd. (Real Estate)	2,127,856

		6,893,413

Italy — 6.3%
325,509	Azimut Holding SpA (Diversified Financials)	2,653,385
245,492	Eni SpA (Energy)	5,334,799
1,295,622	Intesa Sanpaolo SpA (Banks)	2,988,738
1,528,329	Telecom Italia SpA (Telecommunication Services)	1,643,552

		12,620,474

Japan — 25.8%
211,800	Aeon Co. Ltd. (Food & Staples Retailing)	2,667,333
1,099,000	DIC Corp. (Materials)	2,559,890
178,200	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	5,381,651
41,400	Honda Motor Co. Ltd. (Automobiles & Components)	1,642,585
592	Inpex Corp. (Energy)	4,595,405
412,000	J. Front Retailing Co. Ltd. (Retailing)	1,955,169
111,700	Komatsu Ltd. (Capital Goods)	3,487,092
202,000	Mitsubishi Estate Co. Ltd. (Real Estate)	3,622,318
1,275,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	6,477,335
311,200	Mitsui & Co. Ltd. (Capital Goods)	5,858,924
560,600	Nissan Motor Co. Ltd. (Automobiles & Components)	5,965,612

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
135,300	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$3,724,545
142,000	Sony Corp. (Consumer Durables & Apparel)	3,561,694

		51,499,553

Netherlands — 1.2%
246,242	TNT Express NV (Transportation)*	2,494,467

Sweden — 2.9%
494,933	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	1,801,501
315,403	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	3,961,673

		5,763,174

Switzerland — 11.0%
49,731	Aryzta AG (Food, Beverage & Tobacco)	2,715,899
68,483	Julius Baer Group Ltd. (Diversified Financials)*	2,909,782
34,551	Sulzer AG (Registered) (Capital Goods)	5,020,287
105,856	Temenos Group AG (Registered) (Software & Services)*	2,543,994
188,250	UBS AG (Registered) (Diversified Financials)*	3,107,735
107,448	Weatherford International Ltd. (Energy)*	2,343,434
13,932	Zurich Financial Services AG (Insurance)*	3,313,064

		21,954,195

United Kingdom — 21.0%
250,262	Admiral Group PLC (Insurance)	6,348,119
88,730	Anglo American PLC (Materials)	4,199,834
480,470	Halfords Group PLC (Retailing)	2,538,969
780,560	HSBC Holdings PLC (Banks)(a)	7,609,932
85,372	Reckitt Benckiser Group PLC (Household & Personal Products)	4,830,864
538,264	Reed Elsevier PLC (Media)	4,880,642
81,024	Rio Tinto PLC (Materials)	5,719,381
2,139,679	Royal Bank of Scotland Group PLC (Banks)*	1,241,540
146,745	Tullow Oil PLC (Energy)	2,948,090
554,149	Vodafone Group PLC (Telecommunication Services)	1,554,030

		41,871,401

TOTAL COMMON STOCKS		$179,797,249

Exchange Traded Funds — 3.7%
Australia — 2.8%
219,688	iShares MSCI Australia Index Fund	$5,538,335

Other — 0.9%
39,404	Vanguard MSCI Emerging Markets ETF	1,905,577

TOTAL EXCHANGE TRADED FUNDS		$7,443,912

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Rate	Value
Short-term Investment(b) — 5.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
11,075,917	0.010%	$11,075,917

TOTAL INVESTMENTS — 99.5%		$198,317,078

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		905,027

NET ASSETS — 100.0%		$199,222,105

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Hang Seng Index	11	August 2011	$1,575,461	$(11,130)
SPI 200 Index	76	September 2011	9,136,287	(366,650)

TOTAL				$(377,780)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$205,556,567

Gross unrealized gain	5,158,351
Gross unrealized loss	(12,397,840)

Net unrealized security loss	$(7,239,489)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 96.0%
Australia — 6.7%
56,768	Ansell Ltd. (Health Care Equipment & Services)	$871,066
123,784	Atlas Iron Ltd. (Materials)*	549,900
148,684	Boart Longyear Ltd. (Capital Goods)	659,407
191,938	Catalpa Resources Ltd. (Materials)*	329,123
206,264	CFS Retail Property Trust (REIT)	391,829
47,973	Computershare Ltd. (Software & Services)	431,545
249,812	DUET Group (Utilities)	424,059
39,956	Iluka Resources Ltd. (Materials)	778,926
58,632	Iress Market Technology Ltd. (Software & Services)	556,415
195,023	Mirabela Nickel Ltd. (Materials)*	403,760
161,275	Myer Holdings Ltd. (Retailing)	408,886

		5,804,916

Austria — 0.8%
6,926	Andritz AG (Capital Goods)	671,845

Belgium — 1.4%
7,156	Barco NV (Technology Hardware & Equipment)	512,369
10,779	D’ieteren NV (Retailing)	733,371

		1,245,740

Bermuda — 0.8%
105,751	Hiscox Ltd. (Insurance)	706,333

Canada — 10.6%
29,700	Alamos Gold, Inc. (Materials)	526,266
49,900	Bankers Petroleum Ltd. (Energy)*	313,360
90,200	Bellatrix Exploration Ltd. (Energy)*	465,420
15,700	Canadian Western Bank (Banks)	500,356
22,300	Celtic Exploration Ltd. (Energy)*	562,956
15,400	Dorel Industries, Inc. Class B (Consumer Durables & Apparel)	451,145
14,700	Dundee Real Estate Investment Trust (REIT)	498,795
14,400	Enerflex Ltd. (Energy)	176,939
22,000	Evertz Technologies Ltd. (Technology Hardware & Equipment)	291,276
33,100	Groupe Aeroplan, Inc. (Media)	466,646
29,900	HudBay Minerals, Inc. (Materials)	411,518
26,700	IAMGOLD Corp. (Materials)	534,308
8,600	MacDonald Dettwiler & Associates Ltd. (Software & Services)	476,783
28,900	Major Drilling Group International (Materials)	431,330
49,700	Neo Material Technologies, Inc. (Materials)*	462,955
31,400	Norbord, Inc. (Materials)*	347,045
15,500	Progressive Waste Solutions Ltd. (Commercial & Professional Services)	348,626
29,900	Quadra FNX Mining Ltd. (Materials)*	475,984
91,400	Rubicon Minerals Corp. (Materials)*	384,560
15,600	ShawCor Ltd. Class A (Energy)	489,821
14,400	Toromont Industries Ltd. (Capital Goods)	274,149

Shares	Description	Value
Common Stocks — (continued)
Canada — (continued)
25,600	Westjet Airlines Ltd. Class A (Transportation)	$375,111

		9,265,349

China — 1.6%
96,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	301,307
88,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	216,968
465,000	Haitian International Holdings Ltd (Capital Goods)	563,152
41,674	Hollysys Automation Technologies Ltd. Class H (Technology Hardware & Equipment)*	290,468

		1,371,895

Columbia — 0.5%
12,700	Petrominerales Ltd. (Energy)	405,145

France — 5.7%
4,011	Arkema SA (Materials)	391,309
18,479	Cap Gemini SA (Software & Services)	909,368
14,865	Compagnie Generale de Geophysique-Veritas (Energy)*(a)	499,196
17,662	Eutelsat Communications (Media)	760,888
4,184	Fonciere Des Regions (REIT)	407,987
7,140	Imerys SA (Materials)	490,250
17,562	Ingenico SA (Technology Hardware & Equipment)	740,122
7,731	SEB SA (Consumer Durables & Apparel)	761,971

		4,961,091

Germany — 7.3%
15,089	Adidas AG (Registered) (Consumer Durables & Apparel)	1,120,075
16,286	Aixtron SE (Semiconductors & Semiconductor Equipment)	437,520
30,199	Freenet AG (Telecommunication Services)	365,455
8,297	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	887,684
17,654	GfK SE (Media)	887,973
5,019	Lanxess AG (Materials)	402,857
11,555	MTU Aero Engines Holding AG (Capital Goods)	853,057
5,951	Pfeiffer Vacuum Technology AG (Capital Goods)	665,536
2,690	Rational AG (Capital Goods)	728,509

		6,348,666

Hong Kong — 0.5%
79,000	Belle International Holdings Ltd. (Retailing)	172,436
234,000	China Resources Cement Holdings Ltd. (Materials)	224,439

		396,875

Ireland — 1.0%
21,394	Kerry Group PLC Class A (Food, Beverage & Tobacco)(a)	883,754

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Italy — 4.1%
62,211	Azimut Holding SpA (Diversified Financials)	$507,113
20,389	Buzzi Unicem SpA (Materials)*	238,910
87,244	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	719,709
212,825	Gruppo Editoriale L’Espresso SpA (Media)	494,227
310,127	Hera SpA (Utilities)	611,424
39,007	Safilo Group SpA (Consumer Durables & Apparel)*	525,498
106,593	Unione di Banche Italiane ScpA (Banks)	511,574

		3,608,455

Japan — 18.3%
14,100	Advantest Corp. (Semiconductors & Semiconductor Equipment)	249,848
14,800	Aeon Mall Co. Ltd. (Real Estate)	380,534
14,600	Ahresty Corp. (Automobiles & Components)	124,583
26,000	Amada Co. Ltd. (Capital Goods)	201,544
43,000	Calsonic Kansei Corp. (Automobiles & Components)	280,493
11,700	Capcom Co. Ltd. (Software & Services)	306,494
17,100	Cosel Co. Ltd. (Capital Goods)	300,615
34,700	DCM Holdings Co. Ltd (Retailing)	263,602
97,000	DIC Corp. (Materials)	225,941
48,000	Dowa Holdings Co. Ltd. (Materials)	321,545
98	Dwango Co. Ltd. (Software & Services)	220,113
6,400	FamilyMart Co. Ltd. (Food & Staples Retailing)	241,813
4,000	FP Corp. (Materials)	260,366
11,200	HAJIME CONSTRUCTION Co. Ltd (Consumer Durables & Apparel)	350,534
21,000	Hitachi Transport System Ltd. (Transportation)	377,476
130,000	Hokuhoku Financial Group, Inc. (Banks)	271,402
106,000	J. Front Retailing Co. Ltd. (Retailing)	503,029
72,700	JVC Kenwood Holdings, Inc. (Consumer Durables & Apparel)*	411,855
19,600	Keihin Corp. (Automobiles & Components)	437,296
20,000	Kikkoman Corp. (Food, Beverage & Tobacco)	221,122
14,500	Koa Corp. (Technology Hardware & Equipment)	176,798
24,700	Kyoei Steel Ltd. (Materials)	380,532
30	M3, Inc. (Health Care Equipment & Services)	270,796
7,900	Mandom Corp. (Household & Personal Products)	232,717
14,800	Maruichi Steel Tube Ltd. (Materials)	375,007
165	Message Co. Ltd. (Health Care Equipment & Services)	585,543
37,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	288,381
115	MTI Ltd. (Software & Services)	184,753
12,000	NGK Insulators Ltd. (Capital Goods)	219,785

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
44,000	NHK Spring Co. Ltd. (Automobiles & Components)	$468,505
15,000	Nichicon Corp. (Technology Hardware & Equipment)	253,306
33,200	Nichii Gakkan Co. (Health Care Equipment & Services)	307,211
23,000	Nippon Denko Co. Ltd. (Materials)	153,579
91,000	Nippon Light Metal Co. Ltd. (Materials)	192,347
79,000	Noritake Co. Ltd. (Capital Goods)	315,508
7,190	Point, Inc. (Retailing)	322,142
5,600	Pola Orbis Holdings, Inc. (Household & Personal Products)	157,678
34,000	Press Kogyo Co. Ltd. (Automobiles & Components)	194,891
23,300	Round One Corp. (Consumer Services)	187,551
6,700	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	269,709
7,500	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	161,212
16,800	Seiko Epson Corp. (Technology Hardware & Equipment)	285,105
23,000	Sumitomo Bakelite Co. Ltd. (Materials)	157,451
23,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	161,631
11,500	Taikisha Ltd. (Capital Goods)	234,437
40,000	The Higo Bank Ltd. (Banks)	225,863
42,000	The Iyo Bank Ltd. (Banks)	395,482
74,000	The Ogaki Kyoritsu Bank Ltd. (Banks)	235,255
73,000	The Oita Bank Ltd. (Banks)	218,725
48,300	The Sankei Building Co. Ltd. (Real Estate)	278,330
28,000	The Sumitomo Warehouse Co. Ltd. (Transportation)	136,519
6,200	THK Co. Ltd. (Capital Goods)	160,737
103,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	313,740
4,000	Toyo Tanso Co. Ltd. (Capital Goods)	209,493
57,000	Tsubakimoto Chain Co. (Capital Goods)	366,009
8,300	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	271,673
20,500	Warabeya Nichiyo Co. Ltd. (Food, Beverage & Tobacco)	249,510
33,400	Yamaha Corp. (Consumer Durables & Apparel)	395,189

		15,943,305

Luxembourg — 2.1%
7,725	Millicom International Cellular SA SDR (Telecommunication Services)	924,155
499,877	Regus PLC (Commercial & Professional Services)	866,041

		1,790,196

Netherlands — 3.2%
19,358	Eurocommercial Properties NV CVA (REIT)	926,185
4,502	Fugro NV CVA (Energy)	347,042
24,001	Imtech NV (Capital Goods)	774,191

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
14,283	Koninklijke Vopak NV (Transportation)	$712,849

		2,760,267

Papua New Guinea — 0.5%
63,216	Oil Search Ltd. (Energy)	474,322

Russia — 0.4%
12,350	Eurasia Drilling Co. Ltd. GDR (Energy)	364,325

Singapore — 0.5%
620,000	Mapletree Commercial Trust (REIT)*	463,417

South Korea — 6.0%
2,896	Green Cross Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	472,573
7,922	Himart Co. Ltd. (Retailing)*	510,200
16,700	Kangwon Land, Inc. (Consumer Services)	475,042
7,008	POSCO Chemtech Co. Ltd. (Materials)	1,310,719
9,430	Samsung Card Co. Ltd. (Diversified Financials)	536,512
18,336	Seoul Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)	552,825
87,322	Y G-1 Co. Ltd. (Capital Goods)	1,329,019

		5,186,890

Spain — 0.5%
9,505	Tecnicas Reunidas SA (Energy)	419,080

Sweden — 1.7%
28,950	Boliden AB (Materials)	500,347
44,528	Hufvudstaden AB Class A (Real Estate)	498,952
141,934	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	516,624

		1,515,923

Switzerland — 4.7%
9,754	Dufry Group (Registered) (Retailing)*	1,153,179
14,087	Gategroup Holding AG (Commercial & Professional Services)*	561,696
326	Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,062,436
2,860	Partners Group Holding AG (Diversified Financials)	543,538
4,997	Sulzer AG (Registered) (Capital Goods)	726,068

		4,046,917

Taiwan — 0.5%
382,000	Shihlin Electric & Engineering Corp. (Capital Goods)	476,846

United Kingdom — 16.6%
31,235	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	205,083
149,719	Aberdeen Asset Management PLC (Diversified Financials)	539,979
110,470	Britvic PLC (Food, Beverage & Tobacco)	634,742
61,286	Cape PLC (Commercial & Professional Services)	559,324
78,576	Chemring Group PLC (Capital Goods)	706,663

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
56,719	Close Brothers Group PLC (Diversified Financials)	$690,677
15,585	Derwent London PLC (REIT)	457,782
223,649	GKN PLC (Automobiles & Components)	820,998
107,142	Greene King PLC (Consumer Services)	858,582
139,461	Halfords Group PLC (Retailing)	736,960
113,171	HomeServe PLC (Commercial & Professional Services)	895,653
36,103	Intercontinental Hotels Group PLC (Consumer Services)	712,403
76,269	Jardine Lloyd Thompson Group PLC (Insurance)	803,149
264,249	Metric Property Investments PLC (REIT)	468,451
59,622	Misys PLC (Software & Services)*	386,973
60,652	Mondi PLC (Materials)	593,317
98,560	Rexam PLC (Materials)	598,870
33,910	Rotork PLC (Capital Goods)	879,621
84,259	Telecity Group PLC (Software & Services)*	762,404
51,608	Travis Perkins PLC (Capital Goods)	745,533
22,047	Victrex PLC (Materials)	526,491
31,978	Virgin Media, Inc. (Media)	846,138

		14,429,793

TOTAL COMMON STOCKS		$83,541,345

Shares	Rate	Value
Short-term Investment(b) — 3.9%
JPMorgan U.S. Government Money Market Fund — Capital Shares
3,438,820	0.010%	$3,438,820

TOTAL INVESTMENTS — 99.9%		$86,980,165

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		90,341

NET ASSETS — 100.0%		$87,070,506

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

Investment Abbreviations:
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones STOXX Small 200 Index	193	September 2011	$2,412,699	$(73,488)
MSCI Singapore Index	11	August 2011	666,340	2,322

TOTAL				$(71,166)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$82,785,487

Gross unrealized gain	8,591,357
Gross unrealized loss	(4,396,679)

Net unrealized security gain	$4,194,678

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 89.7%
Australia — 0.6%
227,061	CFS Retail Property Trust (REIT)	$431,336

Belgium — 0.8%
13,658	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	628,171

Czech Republic — 0.5%
6,956	CEZ AS (Utilities)	359,993

Denmark — 2.7%
11,119	Carlsberg A/S Class B (Food, Beverage & Tobacco)	1,092,201
23,107	Christian Hansen Holding A/S (Materials)	532,856
8,711	Tryg A/S (Insurance)	475,497

		2,100,554

Finland — 0.5%
8,590	Outotec Oyj (Capital Goods)	421,878

France — 9.6%
753	Air Liquide SA (Materials)	103,434
5,571	Air Liquide SA — Prime De Fidelite (Materials)*	765,250
23,874	EDF SA (Utilities)	906,839
28,993	GDF Suez SA (Utilities)	948,098
3,826	PPR (Retailing)	707,080
12,856	Remy Cointreau SA (Food, Beverage & Tobacco)	1,147,235
23,652	Safran SA (Capital Goods)	983,179
13,052	Societe Generale SA (Banks)	646,069
22,375	Total SA (Energy)	1,209,333

		7,416,517

Germany — 6.4%
6,192	Allianz SE (Registered) (Insurance)	806,911
18,250	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,460,005
10,430	Daimler AG (Registered) (Automobiles & Components)	756,129
11,518	HeidelbergCement AG (Materials)	633,459
13,003	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	876,629
7,481	Kabel Deutschland Holding AG (Media)*	421,084

		4,954,217

Hong Kong — 2.7%
116,000	Hang Lung Properties Ltd. (Real Estate)	427,855
172,000	Lifestyle International Holdings Ltd. (Retailing)	561,725
182,000	Sands China Ltd. (Consumer Services)*	547,776
36,577	Sun Hung Kai Properties Ltd. (Real Estate)	555,933

		2,093,289

Indonesia — 0.6%
1,023,500	PT Perusahaan Gas Negara (Utilities)	477,621

Ireland — 0.2%
196,500	Kenmare Resources PLC (Materials)*	178,690

Shares	Description	Value
Common Stocks — (continued)
Israel — 0.8%
13,939	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	$650,115

Italy — 5.3%
73,883	Azimut Holding SpA (Diversified Financials)	602,257
78,343	Eni SpA (Energy)	1,702,476
358,907	Intesa Sanpaolo SpA (Banks)	827,926
346,181	Telecom Italia SpA (Telecommunication Services)	372,280
115,115	Unione di Banche Italiane ScpA (Banks)	552,474

		4,057,413

Japan — 24.9%
24,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	428,817
58,200	Aeon Co. Ltd. (Food & Staples Retailing)	732,950
90,000	Calsonic Kansei Corp. (Automobiles & Components)	587,078
181,000	DIC Corp. (Materials)	421,601
10,900	East Japan Railway Co. (Transportation)	685,986
3,800	FANUC Corp. (Capital Goods)	718,854
33,000	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	996,602
14,500	Honda Motor Co. Ltd. (Automobiles & Components)	575,302
66	Inpex Corp. (Energy)	512,326
131,000	J. Front Retailing Co. Ltd. (Retailing)	621,668
44,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	647,967
20,200	Komatsu Ltd. (Capital Goods)	630,611
3,500	Kyocera Corp. (Technology Hardware & Equipment)	373,751
47,000	Mitsubishi Electric Corp. (Capital Goods)	554,978
25,000	Mitsubishi Estate Co. Ltd. (Real Estate)	448,307
70,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	545,585
209,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,062,799
65,100	Mitsui & Co. Ltd. (Capital Goods)	1,225,630
2,800	Nidec Corp. (Capital Goods)	278,586
1,600	Nintendo Co. Ltd. (Software & Services)	253,738
14,400	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	712,158
97,000	Nissan Motor Co. Ltd. (Automobiles & Components)	1,032,223
5,040	ORIX Corp. (Diversified Financials)	543,677
22,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	605,617
17,700	Seiko Epson Corp. (Technology Hardware & Equipment)	300,378
30,700	Sony Corp. (Consumer Durables & Apparel)	770,028

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
41,000	Sumitomo Metal Mining Co. Ltd. (Materials)	$726,006
27,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	877,705
19,800	The Kansai Electric Power Co., Inc. (Utilities)	333,541
59,000	Yamaguchi Financial Group, Inc. (Banks)	602,215
34,100	Yamaha Corp. (Consumer Durables & Apparel)	403,471

		19,210,155

Luxembourg — 0.5%
220,126	Regus PLC (Commercial & Professional Services)	381,370

Mexico — 0.0%
1	Cemex SAB de CV ADR (Materials)*	7

Netherlands — 0.6%
47,994	TNT Express NV (Transportation)*	486,186

Sweden — 3.2%
39,799	Scania AB Class B (Capital Goods)	773,733
146,761	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	534,194
94,115	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	1,182,147

		2,490,074

Switzerland — 10.3%
16,347	Aryzta AG (Food, Beverage & Tobacco)	892,739
9,538	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	616,006
12,328	Julius Baer Group Ltd. (Diversified Financials)*	523,806
14,919	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	914,566
1,868	Partners Group Holding AG (Diversified Financials)	355,010
9,570	Sulzer AG (Registered) (Capital Goods)	1,390,528
27,399	Temenos Group AG (Registered) (Software & Services)*	658,469
59,788	UBS AG (Registered) (Diversified Financials)*	987,013
25,365	Weatherford International Ltd. (Energy)*	553,209
4,325	Zurich Financial Services AG (Insurance)*	1,028,496

		7,919,842

United Kingdom — 19.5%
75,893	Admiral Group PLC (Insurance)	1,925,094
21,686	Anglo American PLC (Materials)	1,026,458
37,568	BG Group PLC (Energy)	885,724
100,658	Halfords Group PLC (Retailing)	531,912
239,184	HSBC Holdings PLC (Banks)	2,331,882
41,926	Inmarsat PLC (Telecommunication Services)	371,045
110,954	Marks & Spencer Group PLC (Retailing)	628,764

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
28,794	Reckitt Benckiser Group PLC (Household & Personal Products)	$1,629,339
114,782	Reed Elsevier PLC (Media)	1,040,772
22,531	Rio Tinto PLC (Materials)	1,590,434
928,174	Royal Bank of Scotland Group PLC (Banks)*	538,569
24,103	Smiths Group PLC (Capital Goods)	447,970
38,017	Tullow Oil PLC (Energy)	763,757
31,603	Victrex PLC (Materials)	754,692
210,096	Vodafone Group PLC (Telecommunication Services)	589,183

		15,055,595

TOTAL COMMON STOCKS		$69,313,023

Exchange Traded Funds — 4.2%
Australia — 2.7%
83,683	iShares MSCI Australia Index Fund	$2,109,649

Other — 1.5%
22,933	Vanguard MSCI Emerging Markets	1,109,040

TOTAL EXCHANGE TRADED FUNDS		$3,218,689

Shares	Rate	Value
Short-term Investment(b) — 6.3%
JPMorgan U.S. Government Money Market Fund — Capital Shares
4,859,234	0.010%	$4,859,234

TOTAL INVESTMENTS — 100.2%		$77,390,946

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(176,896)

NET ASSETS — 100.0%		$77,214,050

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

Investment Abbreviations:
ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Hang Seng Index	3	August 2011	$429,671	$(3,035)
SPI 200 Index	25	September 2011	3,005,358	(120,609)

TOTAL				$(123,644)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$71,539,959

Gross unrealized gain	9,609,008
Gross unrealized loss	(3,758,021)

Net unrealized security gain	$5,850,987

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange, the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAMI’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of July 31, 2011:

CONCENTRATED INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$7,443,912	$179,797,249	(a)	$—
Short-term Investment	11,075,917	—		—

Total	$18,519,829	$179,797,249		$—

Derivative Type

Liabilities
Futures Contracts(b)	$(377,780)	$—		$—

INTERNATIONAL SMALL CAP

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$10,807,100	$72,734,245	(a)	$—
Short-term Investment	3,438,820	—		—

Total	$14,245,920	$72,734,245		$—

Derivative Type

Assets
Futures Contracts(b)	$2,322	$—		$—

Liabilities
Futures Contracts(b)	$(73,488)	$—		$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$3,868,811	$68,662,901	(a)	$—
Short-term Investment	4,859,234	—		—

Total	$8,728,045	$68,662,901		$—

Derivative Type

Liabilities
Futures Contracts(b)	$(123,644)	$—		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b) Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended July 31, 2011, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of July 31, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets	Liabilities

Concentrated International Equity	Equity	$—	$(377,780)

International Small Cap	Equity	2,322	(73,488)

Strategic International Equity	Equity	—	(123,644)

Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations, however, the effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included as an increase or decrease to net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Issuer Concentration Risk — The Concentrated International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 28, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	September 28, 2011

* Print the name and title of each signing officer under his or her signature.